Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flow hedge derivative instruments	$ 378	$ 395	$ (2,374)
Valuation allowance	0	0	390
Deferred tax (benefit) expense recognized in OCI	$ 378	$ 395	$ (1,984)